Schedule of Investments (unaudited) June 30, 2019	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Aerospace & Defense — 2.8%
Boeing Co.	6,124	$2,229,197
HEICO Corp., Class A	2,695	278,582
L3Harris Technologies, Inc.	32,535	6,153,345
Lockheed Martin Corp.	27,205	9,890,106
Raytheon Co.	21,646	3,763,806

		22,315,036

Banks — 0.1%
Western Alliance Bancorp(a)	12,807	572,729

Beverages — 2.5%
Brown-Forman Corp., Class A	12,826	705,430
Keurig Dr Pepper, Inc.	10,642	307,554
Monster Beverage Corp.(a)	72,878	4,651,803
PepsiCo, Inc.	112,696	14,777,827

		20,442,614

Biotechnology — 5.2%
AbbVie, Inc.	121,217	8,814,900
Amgen, Inc.	67,908	12,514,086
Celgene Corp.(a)	41,157	3,804,553
Gilead Sciences, Inc.	143,876	9,720,263
Incyte Corp.(a)	10,196	866,252
Regeneron Pharmaceuticals, Inc.(a)	10,713	3,353,169
Vertex Pharmaceuticals, Inc.(a)	19,305	3,540,151

		42,613,374

Building Products — 0.8%
Allegion PLC	58,669	6,485,858

Capital Markets — 1.8%
Charles Schwab Corp.	257,504	10,349,086
FactSet Research Systems, Inc.	382	109,466
S&P Global, Inc.	6,411	1,460,362
TD Ameritrade Holding Corp.	58,625	2,926,560

		14,845,474

Chemicals — 1.0%
Air Products & Chemicals, Inc.	14,133	3,199,287
Cabot Corp.	1	48
Dow, Inc.	2,985	147,190
Ecolab, Inc.	11,853	2,340,256
LyondellBasell Industries NV, Class A	25,971	2,236,882

		7,923,663

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	18,371	2,119,462

Communications Equipment — 1.1%
Ciena Corp.(a)	36,718	1,510,211
Cisco Systems, Inc.	130,368	7,135,041

		8,645,252

Consumer Finance — 0.8%
American Express Co.	35,457	4,376,812
Discover Financial Services	30,645	2,377,746

		6,754,558

Containers & Packaging — 0.4%
Westrock Co.	78,716	2,870,773

Diversified Consumer Services — 0.2%
frontdoor, Inc.(a)	24,256	1,056,349
H&R Block, Inc.	15,856	464,581

		1,520,930

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(a)	19,345	4,123,774

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	31,398	1,793,768

Security	Shares	Value

Electric Utilities — 0.5%
Alliant Energy Corp.	11,272	$553,230
IDACORP, Inc.	37,416	3,757,689

		4,310,919

Electrical Equipment — 1.3%
Generac Holdings, Inc.(a)	9,142	634,546
Hubbell, Inc.	15,990	2,085,096
Rockwell Automation, Inc.	47,588	7,796,342

		10,515,984

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	57,211	6,350,421
National Instruments Corp.	135,387	5,684,900

		12,035,321

Entertainment — 1.4%
Activision Blizzard, Inc.	54,820	2,587,504
Electronic Arts, Inc.(a)	10,324	1,045,408
Netflix, Inc.(a)	17,985	6,606,250
Take-Two Interactive Software, Inc.(a)	7,640	867,369
Zynga, Inc., Class A(a)	70,205	430,357

		11,536,888

Equity Real Estate Investment Trusts (REITs) — 2.4%
Equity LifeStyle Properties, Inc.	74,107	8,992,143
Outfront Media, Inc.	16,424	423,575
Park Hotels & Resorts, Inc.	24,406	672,629
Prologis, Inc.	49,263	3,945,966
Simon Property Group, Inc.	35,387	5,653,427

		19,687,740

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	18,439	4,872,690
Performance Food Group Co.(a)	25,168	1,007,475

		5,880,165

Food Products — 1.0%
General Mills, Inc.	70,804	3,718,626
Hershey Co.	29,521	3,956,700

		7,675,326

Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.(a)	1,392	380,990
DexCom, Inc.(a)	12,217	1,830,595
Hill-Rom Holdings, Inc.	3,174	332,064
IDEXX Laboratories, Inc.(a)	4,592	1,264,315
Penumbra, Inc.(a)	1,401	224,160
Stryker Corp.	36,656	7,535,740

		11,567,864

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	15,000	1,278,900
Anthem, Inc.	2,124	599,414
Humana, Inc.	1,502	398,481
UnitedHealth Group, Inc.	58,786	14,344,372
WellCare Health Plans, Inc.(a)	2,359	672,480

		17,293,647

Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(a)	49,421	8,011,638

Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.(a)	1,618	1,185,800
Choice Hotels International, Inc.	9,461	823,202
Darden Restaurants, Inc.	77,495	9,433,466
Domino’s Pizza, Inc.	10,017	2,787,531
Extended Stay America, Inc.	248,944	4,204,664
Las Vegas Sands Corp.	93,604	5,531,060
Norwegian Cruise Line Holdings Ltd.(a)	1,467	78,675
Royal Caribbean Cruises Ltd.	6,281	761,320

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	21,416	$2,370,109

		27,175,827

Household Products — 0.3%
Church & Dwight Co., Inc.	33,191	2,424,934

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	32,678	5,705,252
Roper Technologies, Inc.	919	336,593

		6,041,845

Insurance — 0.9%
Allstate Corp.	5,904	600,378
First American Financial Corp.	31,616	1,697,779
MetLife, Inc.	3,243	161,080
Prudential Financial, Inc.	49,259	4,975,159

		7,434,396

Interactive Media & Services — 7.6%
Alphabet, Inc., Class A(a)	9,386	10,163,161
Alphabet, Inc., Class C(a)	17,696	19,127,783
Cargurus, Inc.(a)	2,353	84,967
Facebook, Inc., Class A(a)	154,150	29,750,950
Pinterest, Inc., Class A(a)(b)	59,502	1,619,644
Twitter, Inc.(a)	31,967	1,115,648

		61,862,153

Internet & Direct Marketing Retail — 6.4%
Amazon.com, Inc.(a)	27,281	51,660,120
Etsy, Inc.(a)	6,899	423,392

		52,083,512

IT Services — 10.8%
Accenture PLC, Class A	642	118,622
Automatic Data Processing, Inc.	80,103	13,243,429
Booz Allen Hamilton Holding Corp.	63,728	4,219,431
Fidelity National Information Services, Inc.	62,546	7,673,143
First Data Corp., Class A(a)	31,565	854,465
GoDaddy, Inc., Class A(a)	96,094	6,740,994
International Business Machines Corp.	32,152	4,433,761
Mastercard, Inc., Class A	20,931	5,536,877
Paychex, Inc.	119,183	9,807,569
PayPal Holdings, Inc.(a)	46,025	5,268,022
Square, Inc., Class A(a)(b)	53,883	3,908,134
VeriSign, Inc.(a)	30,397	6,357,837
Visa, Inc., Class A	113,190	19,644,125

		87,806,409

Machinery — 2.1%
Crane Co.	98,626	8,229,353
Cummins, Inc.	10,120	1,733,961
Fortive Corp.	4,758	387,872
IDEX Corp.	16,106	2,772,487
Oshkosh Corp.	13,899	1,160,428
Snap-on, Inc.	14,171	2,347,284

		16,631,385

Media — 1.7%
CBS Corp., Class B, Non-Voting Shares	24,597	1,227,390
Comcast Corp., Class A	7,576	320,313
Interpublic Group of Cos., Inc.	385,933	8,718,226
Omnicom Group, Inc.	2,370	194,222
Sinclair Broadcast Group, Inc., Class A	16,878	905,167
Sirius XM Holdings, Inc.	377,229	2,104,938

		13,470,256

Multiline Retail — 0.2%
Dollar General Corp.	1,337	180,709
Target Corp.	16,419	1,422,050

		1,602,759

Oil, Gas & Consumable Fuels — 0.2%
ConocoPhillips	18,951	1,156,011

Security	Shares	Value

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	10,699	$1,959,094

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	82,541	3,743,234
Johnson & Johnson	90,002	12,535,479
Merck & Co., Inc.	177,480	14,881,698

		31,160,411

Professional Services — 1.7%
CoStar Group, Inc.(a)(b)	9,503	5,265,232
Insperity, Inc.	61,460	7,506,724
TriNet Group, Inc.(a)	15,107	1,024,255

		13,796,211

Road & Rail — 0.9%
Landstar System, Inc.	42,868	4,629,315
Lyft, Inc., Class A(a)(b)	30,844	2,026,759
Uber Technologies, Inc.(a)(b)	16,873	782,570

		7,438,644

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(a)	7,416	225,224
Applied Materials, Inc.	52,132	2,341,248
Broadcom, Inc.	11,789	3,393,582
Cabot Microelectronics Corp.	1	110
Cirrus Logic, Inc.(a)(b)	44,253	1,933,856
NVIDIA Corp.(b)	22,263	3,656,252
QUALCOMM, Inc.	73,967	5,626,670
Texas Instruments, Inc.	52,220	5,992,767
Xilinx, Inc.	40,905	4,823,518

		27,993,227

Software — 13.3%
Adobe, Inc.(a)	47,841	14,096,351
Dropbox, Inc., Class A(a)	17,668	442,583
FreedomPay, Inc.(a)(c)	43,051	—
Intuit, Inc.	22,136	5,784,801
Microsoft Corp.	375,185	50,259,783
Palo Alto Networks, Inc.(a)	1,510	307,678
Paycom Software, Inc.(a)	2,970	673,358
Paylocity Holding Corp.(a)	9,810	920,374
Red Hat, Inc.(a)	4,026	755,922
RingCentral, Inc., Class A(a)	29,076	3,341,414
salesforce.com, Inc.(a)	101,334	15,375,408
ServiceNow, Inc.(a)	41,300	11,339,741
Tableau Software, Inc., Class A(a)	4,153	689,481
Workday, Inc., Class A(a)	21,920	4,506,314

		108,493,208

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	25,606	3,946,909
AutoZone, Inc.(a)	3,171	3,486,419
Home Depot, Inc.	23,215	4,828,024
O’Reilly Automotive, Inc.(a)	7,447	2,750,326
TJX Cos., Inc.	54,322	2,872,547
Ulta Beauty, Inc.(a)	4,929	1,709,821

		19,594,046

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	237,281	46,962,656
Dell Technologies, Inc., Class C(a)	56,268	2,858,414
HP, Inc.	44,279	920,560

		50,741,630

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.(a)	26,947	4,856,119
NIKE, Inc., Class B	95,291	7,999,679

		12,855,798

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.(a)	2,002	94,074

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	1,144	$306,855

Water Utilities — 0.4%
American Water Works Co., Inc.	30,320	3,517,120

Total Long-Term Investments — 99.2% (Cost: $669,034,570)		807,182,562

Security	Shares	Value

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(d)(f)	7,225,496	$7,225,496
SL Liquidity Series, LLC, Money Market Series, 2.55%(d)(e)(f)	6,075,389	6,077,212

Total Short-Term Securities — 1.6% (Cost: $13,302,334)		13,302,708

Total Investments — 100.8% (Cost: $682,336,904)		820,485,270

Liabilities in Excess of Other Assets — (0.8)%		(6,277,183)

Net Assets — 100.0%		$814,208,087

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	8,001,242	(775,746)	7,225,496	$7,225,496	$124,408		$—	$—
SL Liquidity Series, LLC Money Market Series	180,360	5,895,029	6,075,389	6,077,212	39,795	(b)	966	374

				$13,302,708	$164,203		$966	$374

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	64	09/20/19	$9,421	$121,781

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Large Cap Growth Fund

regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$807,182,562	$—	$—	$807,182,562
Short-Term Securities	7,225,496	—	—	7,225,496

Subtotal	$814,408,058	$—	$—	$814,408,058

Investments Valued at Net Asset Value (“NAV”)(b)				6,077,212

Total Investments.				$820,485,270

Derivative Financial Instruments(c)
Assets:
Equity contracts	$121,781	$—	$—	$121,781

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

4